Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIMCO ETF TRUST
Prospectus Date	rr_ProspectusDate	Jun. 04, 2024
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 04, 2024
Risk/Return [Heading]	rr_RiskReturnHeading	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year,the Predecessor Fund's portfolio turnover rate was1,143% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114300.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated from the PIMCO Mortgage-Backed Securities Fund (the “Predecessor Fund”) to reflect the lower Management Fees of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. As of March 31, 2024, a majority (on a gross market value basis) of the Predecessor Fund’s total assets were invested in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments (“junk bonds”) rated below Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.In pursuing the Fund’s investment objective, PIMCO expects to emphasize investment strategies with respect to security selection that are more strategic, or long-term in nature, with less emphasis on short-term, tactical trading strategies. In addition, PIMCO will utilize an approach to seek to identify securities that are undervalued. The Fund’s investment program with respect to security selection may involve a longer investment horizon designed to minimize trading volume and distinct investment strategies as compared with other PIMCO-advised funds with names, investment objectives, policies and/or portfolio management teams similar to the Fund. As a result, investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as or similar to those made by such other PIMCO-advised funds. In implementing certain trading strategies, such as the call and put writing strategy, described below, the Fund may use more tactical trading.The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund’s investments in asset-backed securities (excluding mortgage-related Fixed Income Instruments) are, under normal circumstances, expected to be limited to 20% of its assets. The Fund may sell (write) options (including, but not limited to, call options and put options), buy options (including, but not limited to, call options and put options), and invest in asset-linked notes (including, but not limited to, rate-linked and/or mortgage-linked notes, which may count towards the Fund’s 80% policy). An asset-linked note generally is a debt investment the performance of which is, by its terms, intended to track the performance of one or more reference instruments. Such notes may have, imbedded within them, a call writing strategy, put writing strategy, call purchasing strategy and/or put purchasing strategy. The Fund may write calls and/or puts on instruments the Fund owns or otherwise has exposure to (covered calls or covered puts) or write calls and/or puts on instruments to which the Fund has no exposure (naked calls or naked puts) in return for a premium.The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.The “total return” sought by the Fund generally is expected to consist of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Predecessor Fund, a fund registered under the Investment Company Act of 1940, as amended, and managed by PIMCO, is expected to be reorganized into the Fund. The Predecessor Fund has an investment objective and strategies that were, in all material respects, the same as those of the Fund. The Fund's performance for periods prior to the commencement of operations of the Fund is that of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. Absent any applicable fee reductions, fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The supplemental index shown is the Bloomberg U.S. MBS Fixed Rate Index (“MBS Index”). The MBS Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (“GNMA”), Fannie Mae(“FNMA”), and Freddie Mac (“FHLMC”). The MBS Index is formed by grouping the universe of about 1,000,000 individual fixed rate MBS pools into approximately 5,500 generic aggregates. Performance for the Fund will be updated daily and quarterly and, once the Fund is operational, may be obtained by accessing https://www.pimco.com/en-us/investments/etf.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund's performance for periods prior to the commencement of operations of the Fund is that of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. Absent any applicable fee reductions, fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/investments/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best QuarterDecember 31, 20236.40%Worst QuarterJune 30, 2022-5.41%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/23)
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Fund.
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid or that Fund shares trade at prices other than the Fund’s net asset value, and are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Mortgage Related and Other Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund's guidelines), which generally carry higher levels of the foregoing risks
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Call and Put Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call and Put Strategy Risk: The Fund may write calls and/or puts on instruments the Fund owns or otherwise has exposure to (covered calls or covered puts) or write calls and/or puts on instruments to which the Fund has no exposure (naked calls or naked puts) in return for a premium. The Fund may pursue such a strategy directly or within the structure of an asset-linked note (such as mortgage-linked notes that may count towards the Fund’s 80% policy). Under a call or put writing strategy (either directly or indirectly through an asset-linked note), the Fund typically would expect to receive cash (or a premium) for having written (sold) a call or put option, which enables a purchaser of the call to buy (or the purchaser of the put to sell) the asset on which the option is written at a certain price within a specified time frame.Writing call options will limit the Fund’s opportunity to profit from an increase in the market value and other returns of the underlying asset to the exercise price (plus the premium received). The Fund’s maximum potential gain via a written covered call will generally be expected to be the premium received from writing a covered call option plus the difference between any lower price at which the Fund acquired exposure to the applicable underlying asset and any higher price at which a purchaser of the call option may exercise the call option. The Fund’s maximum potential gain via a written naked call or any put will generally be the premium received from writing the option. The Fund’s maximum potential loss on a written covered call is the purchase price paid for the underlying asset minus the premium received for writing the option. The Fund’s maximum potential loss on a written uncovered call is theoretically limitless as the value of the underlying asset rises. The Fund’s maximum potential loss on a written put is the entire strike price minus the premium received for writing the option as the value of the underlying asset could fall to zero. Therefore, written calls and puts can result in overall losses and detract from the Fund’s total returns even though the call or put options produce premiums and may initially produce income and cash flow to the Fund (and distributions by the Fund) for having written the call or put options.Buying a call option or put option will generally involve the Fund paying a premium on the option, which may detract from returns and may not limit losses. The Fund may lose the initial amount invested in the call option or put option.When the Fund purchases an asset-linked note with call or put writing exposure embedded within it from a counterparty, the Fund is expected to receive exposure to the premium of the call or put option within the note (such as in the form of a coupon from the note). Therefore, these notes can provide recurring cash flow and income to the Fund based on the premiums that would be received from writing call or put options and this can be an important source of the Fund’s return, distributions and/or income. In a rising market, a covered call option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call or put expires, the Fund would generally realize a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the market value loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position, which will detract from the Fund’s total returns even if the call or put options written by the Fund produced premiums and initially produced Fund distributions, returns, income and/or cash flow. When the Fund purchases an asset-linked note with call or put buying exposure, such exposure and any premiums paid for the call or put option exposure will generally detract from returns and may not limit losses
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Asset Linked Notes Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Linked Notes Risk: asset-linked notes (including, but not limited to, interest rate-linked and/or mortgage-linked notes) are subject to the risk that investing in these instruments may be more costly to the Fund than if the Fund had invested in the asset(s) underlying the instrument directly. Asset-linked notes expose the Fund to the risks of the underlying asset(s). In addition, they are subject to certain structured products risks, such as issuer and counterparty risk. The Fund’s asset-linked note investments are subject to the risk that counterparties will fail to make payments when due or default completely. Prices of the Fund’s asset-linked note investments may be adversely affected if any of the issuers of the underlying asset(s) or counterparties to the asset-linked notes are subject to an actual or perceived deterioration in their credit quality. Should the prices of the asset underlying an asset-linked note move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an asset-linked note, and may realize losses, which could be significant and could include the Fund’s entire principal investment. There may be no established trading market for asset-linked notes, and they may constitute illiquid investments, which may make them difficult to sell and value. A lack of liquidity may also cause the value of an asset-linked note to decline. In addition, asset-linked notes may exhibit price behavior that does not correlate with the asset(s) underlying the instrument. Asset-linked notes may result in the Fund recognizing more taxable income in a given period than what would have been recognized from a direct investment in the underlying assets and/or increase Fund distributions at the expense of Fund returns and/or capital gains distributions
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Basis Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Basis Risk: basis risk exists when the price of a derivative position diverges from the price of the underlying instrument(s), and/or there is a mismatch between an asset and the derivative's reference asset(s), which may result in excess losses to the Fund. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: the risk that the value of equity or equity-related securities, including preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Foreign Non US Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Short Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | LIBOR Transition Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LIBOR Transition Risk: the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	$ 1,420
2014	rr_AnnualReturn2014	6.25%
2015	rr_AnnualReturn2015	1.85%
2016	rr_AnnualReturn2016	2.58%
2017	rr_AnnualReturn2017	4.38%
2018	rr_AnnualReturn2018	1.31%
2019	rr_AnnualReturn2019	6.40%
2020	rr_AnnualReturn2020	5.29%
2021	rr_AnnualReturn2021	0.55%
2022	rr_AnnualReturn2022	(13.24%)
2023	rr_AnnualReturn2023	5.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.41%)
1 Year	rr_AverageAnnualReturnYear01	5.70%
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	1.95%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Return After Taxes on Distributions | PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.24%
5 Years	rr_AverageAnnualReturnYear05	(0.94%)
10 Years	rr_AverageAnnualReturnYear10	0.49%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares | PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	0.87%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | Bloomberg U.S. MBS Fixed-Rate Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	1.39%

[1]	Restated from the PIMCO Mortgage-Backed Securities Fund (the “Predecessor Fund”) to reflect the lower Management Fees of the Fund.
[2]	“Other Expenses” are those of the Predecessor Fund for the fiscal year ended March 31, 2024 and include interest expense of 0.77%. Interest expense is borne separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.40%.